UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 12, 2003


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $8,436,534 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   639380 11587170 SH       SOLE                        0  6292173  5294997
ANHEUSER BUSCH COS INC         COMMON           035229103   636009 12458544 SH       SOLE                        0  6591744  5866800
AUTOMATIC DATA PROCESSIN       COMMON           053015103   376354 11115000 SH       SOLE                        0  6027400  5087600
DISNEY WALT CO                 COM DISNEY       254687106   291658 14767469 SH       SOLE                        0  8090749  6676720
FEDERAL NATL MTG ASSN          COMMON           313586109   764991 11343277 SH       SOLE                        0  6193373  5149904
GANNETT INC                    COMMON           364730101   803687 10463314 SH       SOLE                        0  5728414  4734900
GENERAL ELEC CO                COMMON           369604103   522780 18228021 SH       SOLE                        0  9930008  8298013
GOLDMAN SACHS GROUP INC        COMMON           38141G104   475214  5674200 SH       SOLE                        0  3070100  2604100
HEINZ H J CO                   COMMON           423074103   238004  7216618 SH       SOLE                        0  4080768  3135850
INTERNATIONAL BUSINESS M       COMMON           459200101   442535  5364058 SH       SOLE                        0  2992558  2371500
PEPSICO INC                    COMMON           713448108   555839 12490775 SH       SOLE                        0  6791475  5699300
PFIZER INC                     COMMON           717081103   371491 10878200 SH       SOLE                        0  5699800  5178400
PROCTER & GAMBLE CO            COMMON           742718109   492875  5526746 SH       SOLE                        0  3078046  2448700
WAL MART STORES INC            COMMON           931142103   746920 13916900 SH       SOLE                        0  7447900  6469000
WELLS FARGO & CO NEW           COMMON           949746101   844239 16750766 SH       SOLE                        0  9108366  7642400
WYETH                          COMMON           983024100   234558  5149460 SH       SOLE                        0  2841560  2307900